Share-based Payments - Other plans (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Jun. 01, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Payments
Total expense	€ 1,553		€ 24,261	€ 48,349
General population and executives - standard ESOP
Share-based Payments
Total expense			7,942	29,286
General population - Restricted Stock Units ("RSU")
Share-based Payments
Total expense			4,977	77
Executives - ESOP modified
Share-based Payments
Total expense			1,101	2,135
Executives - Restricted Stock Units ("RSU")
Share-based Payments
Total expense			3,259	1,178
Executives - Performance-based stock options
Share-based Payments
Total expense			(375)	2,296
Executives - Time-based stock options
Share-based Payments
Total expense			2,200	3,505
Executives - Joint Stock Ownership plan (JSOP) and bonus
Share-based Payments
Total expense			(4,435)	€ 5,438
Share-based payment - Vendors
Share-based Payments
Total expense		€ 4,558	€ 9,726